Russell 2000 2x Strategy Fund (Prospectus Summary): | Russell 2000 2x Strategy Fund
Russell 2000 ® 2x Strategy Fund

Russell 2000 ® 2x Strategy Fund

Supplement dated July 25, 2011
to the currently effective Prospectuses for the Fund listed above

This supplement provides new and additional information beyond that contained in the currently effective Prospectuses for the Fund listed above (the “Fund”) and should be read in conjunction with the Fund’s Prospectuses.

•        Effectively immediately, the Fees and Expenses Table and Example information currently disclosed in the Fund’s Prospectuses is replaced in its entirety with the Fees and Expenses Table and Example information set forth below. In addition to the Fees and Expenses Table and Example information currently disclosed in the Fund’s Prospectuses, the information below reflects the Fund’s “Acquired Fund

            Fees and Expenses.”

         Acquired Fund Fees and Expenses generally represent the expenses a fund indirectly incurs through its investment in other investment companies, such as other mutual funds. In the Fund’s case, Acquired Fund Fees and Expenses represent the expenses the Fund indirectly incurs through its investment in business development companies (BDCs), a type of investment company that more closely resembles an operating company than a mutual fund. The Fund may invest in such investment companies from time to time when doing so will further the Fund’s investment objective.

         Unlike the other fees and expenses included in the Fund’s Fees and Expenses Table, the Acquired Fund Fees and Expenses are not direct costs paid by Fund shareholders and do not affect the calculation of the Fund’s net asset value or the Fund’s cost of operations. Rather,

           Acquired Fund Fees and Expenses are similar to the expenses paid by any operating company in the Fund’s portfolio and indirectly borne by the Fund. Thus, despite the fact that Acquired Fund Fees and Expenses appear to increase the Fund’s expense ratio, they have no effect on a shareholder’s cost of investing in the Fund and are included in the Fund’s expense ratio only to comply with SEC rules.

           For more precise information about the Fund’s operating expenses, shareholders are encouraged to review the Fund’s financial statements.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

DYN-SUP1-0711x0512

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Russell 2000 2x Strategy Fund	H-Class Shares	A-Class Shares	C-Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	4.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	none	none	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Russell 2000 2x Strategy Fund		H-Class Shares	A-Class Shares	C-Class Shares
Management Fees		0.90%	0.90%	0.90%
Distribution and/or Shareholder Service (12b-1) Fees		0.25%	0.25%	1.00%
Other Expenses		0.66%	0.65%	0.66%
Acquired Fund Fees and Expenses		0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses	[1]	1.84%	1.83%	2.59%
[1]	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include acquired fund fees and expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.

EXAMPLE —

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

 The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

 Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Russell 2000 2x Strategy Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
H-Class Shares	187	579	996	2,159
A-Class Shares	652	1,023	1,419	2,521
C-Class Shares	362	805	1,375	2,925

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
C-Class Shares Russell 2000 2x Strategy Fund	262	805	1,375	2,925